Information on remuneration - Number of performance shares (holdings) (Detail) - Performance share plans [Member]	12 Months Ended
Dec. 31, 2018 shares
Information on remuneration - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period	332,006
Number of share options granted in share-based payment arrangement	124,195
Number of share options awarded dividend shares	8,237
Number of share options exercised in share-based payment arrangement	153,500
Number of share options outstanding in share-based payment arrangement at end of period	372,351
A. Bhattacharya [Member] | Vesting date 2018-05-05 [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period	12,790
Number of share options granted in share-based payment arrangement	0
Number of share options awarded dividend shares	0
Number of share options exercised in share-based payment arrangement	21,312
Number of share options outstanding in share-based payment arrangement at end of period	0
A. Bhattacharya [Member] | Vesting date 2019-04-29 [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period	28,265
Number of share options granted in share-based payment arrangement	0
Number of share options awarded dividend shares	640
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement at end of period	28,905
A. Bhattacharya [Member] | Vesting date 2020-05-11 [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period	32,623
Number of share options granted in share-based payment arrangement	0
Number of share options awarded dividend shares	738
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement at end of period	33,361
F.A. van Houten [Member] | Vesting date 2018-05-05 [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period	60,112
Number of share options granted in share-based payment arrangement	0
Number of share options awarded dividend shares	0
Number of share options exercised in share-based payment arrangement	100,207
Number of share options outstanding in share-based payment arrangement at end of period	0
F.A. van Houten [Member] | Vesting date 2019-04-29 [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period	62,880
Number of share options granted in share-based payment arrangement	0
Number of share options awarded dividend shares	1,423
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement at end of period	64,303
F.A. van Houten [Member] | Vesting date 2020-05-11 [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period	74,878
Number of share options granted in share-based payment arrangement	0
Number of share options awarded dividend shares	1,693
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement at end of period	76,571
M.J. van Ginneken [Member] | Vesting date 2018-05-05 [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period	19,185
Number of share options granted in share-based payment arrangement	0
Number of share options awarded dividend shares	0
Number of share options exercised in share-based payment arrangement	31,981
Number of share options outstanding in share-based payment arrangement at end of period	0
M.J. van Ginneken [Member] | Vesting date 2019-04-29 [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period	22,243
Number of share options granted in share-based payment arrangement	0
Number of share options awarded dividend shares	503
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement at end of period	22,746
M.J. van Ginneken [Member] | Vesting date 2020-05-11 [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period	19,030
Number of share options granted in share-based payment arrangement	0
Number of share options awarded dividend shares	431
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement at end of period	19,461